FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended 31 MARCH,2013
                                              ==============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		15 APRIL 2013
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	21 entries
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FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 220,511.59 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
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
                      FORM 13F INFORMATION TABLE
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
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COL 1                COL 2     COL 3     COL 4        COL 5       COL6 COL7 COL8

Name of Issuer      TITLE     CUSIP     Value     Shares SH/PUT   INV  OTHR Vote
                    OF CLASS            (x$1000)    No. PRN/CALL  DISC MGRS Auth
________________________________________________________________________________
APPLE INC            Common 037833100  13102.74   29,600    SH    YES  None Sole
BB&T CORP            Common 054937107   4061.87  129,400    SH    YES  None Sole
COMERICA INC         Common 200340107  14171.49  394,200    SH    YES  None Sole
CAPITAL ONE FIN CORP Common 14040H105  14369.43  261,500    SH    YES  None Sole
COACH INC            Common 189754104  19761.05  395,300    SH    YES  None Sole
COSTCO WHOLESALE COR Common 22160K105   2122.20   20,000    SH    YES  None Sole
DOLLAR TREE INC      Common 256746108   4116.55   85,000    SH    YES  None Sole
ISHARES MSCI PHILIPP ETP    46429B408    452.54   11,000    SH    YES  None Sole
FAMILY DOLLAR STORES Common 307000109   2066.75   35,000    SH    YES  None Sole
GOOGLE INC-CL A      Common 38259P508  18822.26   23,700    SH    YES  None Sole
GOLDMAN SACHS GROUP  Common 38141G104  18908.78  128,500    SH    YES  None Sole
COCA-COLA CO/THE     Common 191216100   7319.64  181,000    SH    YES  None Sole
LOWE'S COS INC       Common 548661107  25360.90  668,800    SH    YES  None Sole
MCDONALD'S CORP      Common 580135101  11504.23  115,400    SH    YES  None Sole
NIKE INC -CL B       Common 654106103  12917.29  218,900    SH    YES  None Sole
PHILIP MORRIS INTERN Common 718172109   3708.40   40,000    SH    YES  None Sole
STANLEY BLACK & DECK Common 854502101   7999.84   98,800    SH    YES  None Sole
TJX COMPANIES INC    Common 872540109   8097.10  173,200    SH    YES  None Sole
US BANCORP           Common 902973304  10979.75  323,600    SH    YES  None Sole
VF CORP              Common 918204108   3438.87   20,500    SH    YES  None Sole
WELLS FARGO & CO     Common 949746101  17229.94  465,800    SH    YES  None Sole











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